SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

Useful life
Electronic equipment	3-5 years
Office furniture	5 years
Transportation equipment	5 years

Schedule of disaggregation of revenue

	2024	2023	2022
Application development services	$7,798,865	$8,305,939	$3,380,284
Subscription service	2,288,806	2,776,175	5,877,323
Finance income	13,976	7,414	—
Total	$10,101,647	$11,089,528	$9,257,607

Schedule of currency exchange rates

	September 30,	September 30,	September 30,
	2024	2023	2022
RMB Balance sheet items, except for equity accounts	US$1=RMB 7.0176	US$1=RMB 7.2960	US$1=RMB 7.1135
RMB Items in the statements of income and cash flows	US$1=RMB 7.2043	US$1=RMB 7.0533	US$1=RMB 6.5532
HK$ Balance sheet items, except for equity accounts	US$1=HK$7.7693	US$1=HK$7.8308	N/A
HK$ Items in the statements of income and cash flows	US$1=HK$7.8127	US$1=HK$7.8310	N/A
SG$ Balance sheet items, except for equity accounts	US$1=SG$1.2831	N/A	N/A
SG$ Items in the statements of income and cash flows	US$1=SG$1.3406	N/A	N/A

Schedule of major customers

	2024	2023	2022
Percentage of the Company’s revenue
Customer A	35.6%	43.1%	—
Customer B	*	10.6%	*
Customer C	*	*	14.1%
Customer D	*	*	11.7%
Customer E		*	11.3%
*	The revenue of this customer is not over 10% of total revenue of the Company.

	2024	2023
Percentage of the Company’s accounts receivable
Customer A	36.9%	*
Customer B	15.2%	10.3%
Customer C	12.3%	—
Customer D	—	21.8%
Customer E	*	27.0%
Customer F	*	12.6%
*	The accounts receivable of this customer is not over 10% of total accounts receivable of the Company.

	2024	2023	2022
Percentage of the Company’s purchases
Supplier A	28.6%	—	—
Supplier B	19.1%	47.8%	—
Supplier C	*	12.4%	*
Supplier D	*	11.8%	14.5%
Supplier E	*	*	11.6%
Supplier F	*	*	10.8%
Supplier G	—	—	39.8%
*	The purchase from this supplier is not over 10% of total purchase of the Company.

	2024	2023
Percentage of the Company’s accounts payable
Supplier A	33.4%	—
Supplier B	11.2%	—
Supplier C	*	49.4%
Supplier D	*	23.8%
Supplier E	—	18.0%
*	The accounts payable of this supplier is not over 10% of total accounts payable of the Company.